LEASES - Right of use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 60,082	$ 58,941
Addition to the right-of-use assets	7,300	47,200	$ 1,200
Asia Freeport Holdings Pte. Ltd.
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets additions	4,800
Land and buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	60,082	$ 58,941
Investment property | Land
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 5,547